U.S. GOVERNMENT SECURITIES FUND
Portfolio of Investments (Unaudited)
11/30/2019
				Value
Security Description	Par Value	Rate	Maturity	(Note 1)
Government National Mortgage Association (4.50%)
	330,021	3.500	11/20/2044	345,359
	30,548	5.500	01/15/2025	32,790
	125,866	5.500	04/15/2036	141,479
	4,575	5.000	07/15/2020	4,598
	85,682	6.000	01/15/2026	95,136
	147,928	5.000	03/15/2038	164,800
	63,131	6.000	06/15/2038	72,360
Total Government National Mortgage Association (Cost $800,162)				856,522

United States Treasury Bills (0.52%)
	100,000	0.000	01/09/2020	99,835

United States Treasury Bonds (15.78%)
	800,000	6.000	02/15/2026	1,002,625
	400,000	6.375	08/15/2027	533,844
	500,000	5.000	05/15/2037	724,355
	400,000	2.750	08/15/2042	440,836
	300,000	2.250	08/15/2046	302,326
Total United States Treasury Bonds (Cost $2,849,375)				3,003,986

United States Treasury Notes (78.66%)
	900,000	2.250	08/15/2027	933,346
	200,000	1.750	11/30/2019	200,000
	1,100,000	3.125	11/15/2028	1,223,320
	1,300,000	2.625	08/15/2020	1,308,582
	2,100,000	3.625	02/15/2021	2,148,029
	2,000,000	2.000	02/15/2022	2,016,564
	2,000,000	2.500	08/15/2023	2,063,750
	1,500,000	1.375	02/15/2020	1,498,916
	1,300,000	2.125	02/29/2024	1,326,432
	2,200,000	2.125	05/15/2025	2,252,035
Total United States Treasury Notes (Cost $14,708,892)				14,970,974

Total Investments (Cost $18,458,223) (a) (98.94%)				18,831,482
Other Net Assets (1.06%)				202,059
Net Assets (100.00%)				19,033,541

(a)	Aggregate cost for federal income tax purposes is $18,458,223.

At November 30, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	487,118
Unrealized depreciation	(14,026)
Net unrealized appreciation	473,092

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.